Distribution Date:	08/12/26	COMM 2018-COR3 Mortgage Trust
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-COR3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Directing Certificateholder	LoanCore Capital Markets LLC
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595VAA5	3.098000%	11,703,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12595VAB3	4.181000%	17,303,000.00	11,144,815.38	5,860,269.42	38,830.39	0.00	0.00	5,899,099.81	5,284,545.96	25.57%	30.00%
A-2	12595VAC1	3.961000%	303,000,000.00	302,982,702.19	6,272,183.68	1,000,095.40	0.00	0.00	7,272,279.08	296,710,518.51	25.57%	30.00%
A-3	12595VAD9	4.228000%	372,251,000.00	372,251,000.00	0.00	1,311,564.36	0.00	0.00	1,311,564.36	372,251,000.00	25.57%	30.00%
A-M	12595VAF4	4.496180%	56,593,000.00	56,593,000.00	0.00	212,043.61	0.00	0.00	212,043.61	56,593,000.00	19.32%	24.38%
B	12595VAG2	4.667430%	51,561,000.00	51,561,000.00	0.00	212,329.25	0.00	0.00	212,329.25	51,561,000.00	13.63%	19.25%
C	12595VAH0	4.714930%	49,047,000.00	49,047,000.00	0.00	2,018,998.24	0.00	0.00	2,018,998.24	49,047,000.00	8.21%	14.38%
D	12595VAN7	2.964930%	47,300,000.00	47,300,000.00	0.00	1,664,006.75	0.00	0.00	1,664,006.75	47,300,000.00	2.99%	9.67%
E-RR	12595VAQ0	4.714930%	11,807,000.00	11,807,000.00	0.00	0.00	0.00	0.00	0.00	11,807,000.00	1.69%	8.50%
F-RR	12595VAS6	4.714930%	20,122,000.00	20,122,000.00	0.00	0.00	0.00	4,834,227.75	0.00	15,287,772.25	0.00%	6.50%
G-RR	12595VAU1	4.714930%	18,864,000.00	18,864,000.00	0.00	0.00	0.00	18,864,000.00	0.00	0.00	0.00%	4.63%
H-RR	12595VAW7	4.714930%	46,531,811.00	29,989,279.35	0.00	0.00	0.00	29,989,279.35	0.00	0.00	0.00%	0.00%
S	12595VAY3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595VBA4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,006,082,811.00	971,661,796.92	12,132,453.10	6,457,868.00	0.00	53,687,507.10	18,590,321.10	905,841,836.72

X-A	12595VAE7	0.576090%	760,850,000.00	742,971,517.57	0.00	356,681.99	0.00	0.00	356,681.99	730,839,064.47
X-B	12595VAJ6	0.047500%	51,561,000.00	51,561,000.00	0.00	2,040.96	0.00	0.00	2,040.96	51,561,000.00
X-D	12595VAL1	1.750000%	47,300,000.00	47,300,000.00	0.00	68,979.17	0.00	0.00	68,979.17	47,300,000.00
Notional SubTotal			859,711,000.00	841,832,517.57	0.00	427,702.12	0.00	0.00	427,702.12	829,700,064.47

Deal Distribution Total					12,132,453.10	6,885,570.12	0.00	53,687,507.10	19,018,023.22

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595VAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12595VAB3	644.09728833	338.68516558	2.24414206	0.00000000	0.00000000	0.00000000	0.00000000	340.92930763	305.41212275
A-2	12595VAC1	999.94291152	20.70027617	3.30064488	0.00000000	0.00000000	0.00000000	0.00000000	24.00092106	979.24263535
A-3	12595VAD9	1,000.00000000	0.00000000	3.52333334	0.00000000	0.00000000	0.00000000	0.00000000	3.52333334	1,000.00000000
A-M	12595VAF4	1,000.00000000	0.00000000	3.74681692	0.00000000	0.00000000	0.00000000	0.00000000	3.74681692	1,000.00000000
B	12595VAG2	1,000.00000000	0.00000000	4.11802040	(0.22849518)	0.00000000	0.00000000	0.00000000	4.11802040	1,000.00000000
C	12595VAH0	1,000.00000000	0.00000000	41.16456134	(37.23545273)	0.00000000	0.00000000	0.00000000	41.16456134	1,000.00000000
D	12595VAN7	1,000.00000000	0.00000000	35.17984672	(32.70907146)	0.87262072	0.00000000	0.00000000	35.17984672	1,000.00000000
E-RR	12595VAQ0	1,000.00000000	0.00000000	0.00000000	3.92910816	66.22973236	0.00000000	0.00000000	0.00000000	1,000.00000000
F-RR	12595VAS6	1,000.00000000	0.00000000	0.00000000	3.92910844	96.46662757	0.00000000	240.24588759	0.00000000	759.75411241
G-RR	12595VAU1	1,000.00000000	0.00000000	0.00000000	3.92910835	106.79192006	0.00000000	1,000.00000000	0.00000000	0.00000000
H-RR	12595VAW7	644.48983836	0.00000000	0.00000000	2.53227045	128.13498060	0.00000000	644.48983836	0.00000000	0.00000000
S	12595VAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595VBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12595VAE7	976.50196171	0.00000000	0.46879410	0.00000000	0.00000000	0.00000000	0.00000000	0.46879410	960.55604189
X-B	12595VAJ6	1,000.00000000	0.00000000	0.03958341	0.00000000	0.00000000	0.00000000	0.00000000	0.03958341	1,000.00000000
X-D	12595VAL1	1,000.00000000	0.00000000	1.45833340	0.00000000	0.00000000	0.00000000	0.00000000	1.45833340	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	38,830.39	0.00	38,830.39	0.00	0.00	0.00	38,830.39	0.00
A-2	07/01/26 - 07/30/26	30	0.00	1,000,095.40	0.00	1,000,095.40	0.00	0.00	0.00	1,000,095.40	0.00
A-3	07/01/26 - 07/30/26	30	0.00	1,311,564.36	0.00	1,311,564.36	0.00	0.00	0.00	1,311,564.36	0.00
X-A	07/01/26 - 07/30/26	30	0.00	356,681.99	0.00	356,681.99	0.00	0.00	0.00	356,681.99	0.00
X-B	07/01/26 - 07/30/26	30	0.00	2,040.96	0.00	2,040.96	0.00	0.00	0.00	2,040.96	0.00
X-D	07/01/26 - 07/30/26	30	0.00	68,979.17	0.00	68,979.17	0.00	0.00	0.00	68,979.17	0.00
A-M	07/01/26 - 07/30/26	30	0.00	212,043.61	0.00	212,043.61	0.00	0.00	0.00	212,043.61	0.00
B	07/01/26 - 07/30/26	30	11,781.44	200,547.81	0.00	200,547.81	(11,781.44)	0.00	0.00	212,329.25	0.00
C	07/01/26 - 07/30/26	30	1,826,287.25	192,710.99	0.00	192,710.99	(1,826,287.25)	0.00	0.00	2,018,998.24	0.00
D	07/01/26 - 07/30/26	30	1,588,414.04	116,867.67	0.00	116,867.67	(1,547,139.08)	0.00	0.00	1,664,006.75	41,274.96
E-RR	07/01/26 - 07/30/26	30	735,583.47	46,390.98	0.00	46,390.98	46,390.98	0.00	0.00	0.00	781,974.45
F-RR	07/01/26 - 07/30/26	30	1,862,039.96	79,061.52	0.00	79,061.52	79,061.52	0.00	0.00	0.00	1,941,101.48
G-RR	07/01/26 - 07/30/26	30	1,940,404.08	74,118.70	0.00	74,118.70	74,118.70	0.00	0.00	0.00	2,014,522.78
H-RR	07/01/26 - 07/30/26	30	5,844,521.57	117,831.13	0.00	117,831.13	117,831.13	0.00	0.00	0.00	5,962,352.70
Totals			13,809,031.81	3,817,764.68	0.00	3,817,764.68	(3,067,805.44)	0.00	0.00	6,885,570.12	10,741,226.37

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	19,018,023.22
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,811,173.53	Master Servicing Fee	4,138.24
Interest Reductions due to Nonrecoverability Determination	(559,286.84)	Certificate Administrator Fee	5,856.96
Interest Adjustments	3,075,541.58	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	418.35
ARD Interest	0.00	Operating Advisor Fee	1,770.53
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	6,327,428.27	Total Fees	12,184.08

Principal		Expenses/Reimbursements
Scheduled Principal	319,960.20	Reimbursement for Interest on Advances	(9,049.71)
Unscheduled Principal Collections		ASER Amount	(24,641.06)
Principal Prepayments	18,817,004.95	Special Servicing Fees (Monthly)	(536,955.05)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	319.90
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	7,004,512.05
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	19,136,965.15	Total Expenses/Reimbursements	6,434,186.13

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	6,885,570.12
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	12,132,453.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	19,018,023.22
Total Funds Collected	25,464,393.42	Total Funds Distributed	25,464,393.43

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	971,661,796.92	971,661,796.92	Beginning Certificate Balance	971,661,796.92
(-) Scheduled Principal Collections	319,960.20	319,960.20	(-) Principal Distributions	12,132,453.10
(-) Unscheduled Principal Collections	18,817,004.95	18,817,004.95	(-) Realized Losses	53,687,507.10
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	46,682,995.05
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	7,004,512.05
(-) Realized Losses from Collateral	46,682,995.05	46,682,995.05	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	905,841,836.72	905,841,836.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	971,722,041.00	971,722,041.00	Ending Certificate Balance	905,841,836.72
Ending Actual Collateral Balance	905,913,405.09	905,913,405.09

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	5,203,383.42	0.00	UC / (OC) Change	0.00
Current Period Advances	7,004,512.05	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	12,207,895,.47	0.00	Net WAC Rate	4.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	44,368,881.72	4.90%	20	4.8534	NAP	Defeased	6	44,368,881.72	4.90%	20	4.8534	NAP
	7,499,999 or less	8	46,306,196.76	5.11%	18	4.5944	1.302108	1.44 or less	16	349,251,414.29	38.56%	15	4.5852	0.247519
7,500,000 to 14,999,999		11	124,375,238.92	13.73%	18	4.8397	1.978854	1.45 to 1.49	2	70,087,047.89	7.74%	18	4.7956	1.490000
15,000,000 to 24,999,999		8	153,454,471.43	16.94%	16	4.3398	1.149259	1.50 to 1.74	8	91,631,654.31	10.12%	17	4.5636	1.632395
25,000,000 to 49,999,999		7	259,887,047.89	28.69%	16	4.7241	0.717734	1.75 to 1.99	5	113,732,838.51	12.56%	19	4.7306	1.914071
	50,000,000 or greater	5	277,450,000.00	30.63%	19	4.2127	2.800973	2.00 to 2.49	4	62,320,000.00	6.88%	19	4.7725	2.151266
	Totals	45	905,841,836.72	100.00%	17	4.5179	1.730184	2.50 to 3.49	0	0.00	0.00%	0	0.0000	0.000000
								3.50 or greater	4	174,450,000.00	19.26%	20	3.9328	4.323416
								Totals	45	905,841,836.72	100.00%	17	4.5179	1.730184
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	44,368,881.72	4.90%	20	4.8534	NAP
							Defeased	6	44,368,881.72	4.90%	20	4.8534	NAP
California	6	217,850,000.00	24.05%	19	4.3693	1.653431
							Industrial	3	134,331,495.04	14.83%	20	4.3035	3.690306
Florida	4	37,927,670.62	4.19%	17	4.5147	2.746101
							Lodging	5	180,320,668.37	19.91%	13	4.8741	1.240193
Georgia	1	9,476,823.67	1.05%	18	5.3180	1.390000
							Mixed Use	5	105,908,223.47	11.69%	19	4.7417	1.083882
Illinois	1	20,317,500.00	2.24%	16	4.8360	1.790000
							Multi-Family	2	66,782,613.13	7.37%	20	4.6573	1.915625
Michigan	2	13,022,592.48	1.44%	19	5.1008	1.428625
							Office	8	194,760,728.41	21.50%	19	4.2250	1.123782
Minnesota	2	21,796,876.17	2.41%	18	4.3806	1.992543
							Other	3	21,675,000.00	2.39%	14	4.4382	1.320000
Nevada	1	12,098,604.76	1.34%	17	4.9010	1.820000
							Retail	11	157,694,225.34	17.41%	16	4.3625	1.502121
New Jersey	1	6,150,000.00	0.68%	13	4.5540	2.170000
							Totals	43	905,841,836.72	100.00%	17	4.5179	1.730184
New York	12	307,898,385.63	33.99%	19	4.3493	2.031092

Ohio	1	14,072,286.60	1.55%	21	4.9300	1.940000

Pennsylvania	1	24,784,497.57	2.74%	15	4.0560	1.740000

South Carolina	1	10,820,668.37	1.19%	20	5.3200	0.070000

Texas	1	30,087,047.89	3.32%	15	4.7300	1.490000

Washington	3	135,170,000.00	14.92%	11	4.7891	0.693626

Totals	43	905,841,836.72	100.00%	17	4.5179	1.730184

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	44,368,881.72	4.90%	20	4.8534	NAP	Defeased	6	44,368,881.72	4.90%	20	4.8534	NAP
	3.9999% or less	3	95,450,000.00	10.54%	18	3.4396	2.648402	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.2499%	4	124,784,498.81	13.78%	20	4.1442	3.895716	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.250% to 4.4999%	5	97,858,223.47	10.80%	17	4.3658	0.302505	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.7499%	12	258,436,456.86	28.53%	16	4.6348	1.094145	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.750% to 4.9999%	10	220,123,691.34	24.30%	16	4.8686	1.348244	49 months or greater	39	861,472,955.00	95.10%	17	4.5007	1.679025
	5.000% or greater	5	64,820,084.52	7.16%	20	5.1688	1.517580	Totals	45	905,841,836.72	100.00%	17	4.5179	1.730184
	Totals	45	905,841,836.72	100.00%	17	4.5179	1.730184
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	44,368,881.72	4.90%	20	4.8534	NAP	Defeased	6	44,368,881.72	4.90%	20	4.8534	NAP
	114 months or less	39	861,472,955.00	95.10%	17	4.5007	1.679025	Interest Only	2	100,000,000.00	11.04%	21	4.1660	4.430000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	37	761,472,955.00	84.06%	17	4.5446	1.317755
	Totals	45	905,841,836.72	100.00%	17	4.5179	1.730184	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	905,841,836.72	100.00%	17	4.5179	1.730184
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	44,368,881.72	4.90%	20	4.8534	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	39	861,472,955.00	95.10%	17	4.5007	1.679025
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	905,841,836.72	100.00%	17	4.5179	1.730184
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30299836	IN	Brooklyn	NY	Actual/360	4.166%	179,369.44	0.00	0.00	N/A	05/06/28	--	50,000,000.00	50,000,000.00	08/06/26
1A2	30299864				Actual/360	4.166%	179,369.44	0.00	0.00	N/A	05/06/28	--	50,000,000.00	50,000,000.00	08/06/26
2	30314477	LO	Seattle	WA	Actual/360	4.840%	166,711.11	0.00	0.00	N/A	06/06/27	--	40,000,000.00	40,000,000.00	08/06/26
2A	30314504				Actual/360	4.840%	158,375.56	0.00	0.00	N/A	06/06/27	--	38,000,000.00	38,000,000.00	08/06/26
3	30314478	MU	Brooklyn	NY	Actual/360	5.066%	3,075,541.58	18,817,004.95	0.00	N/A	02/06/28	--	65,500,000.00	0.00	07/13/26
4	30314479	OF	Mountain View	CA	Actual/360	3.465%	192,296.03	0.00	0.00	04/06/28	04/06/30	--	64,450,000.00	64,450,000.00	08/06/26
5	30314481	MF	New York	NY	Actual/360	4.633%	251,367.38	0.00	0.00	N/A	04/06/28	--	63,000,000.00	63,000,000.00	08/06/26
6	30312998	LO	Seattle	WA	Actual/360	4.740%	204,083.33	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	08/06/26
7	30299555	OF	New York	NY	Actual/360	4.505%	0.00	0.00	0.00	N/A	03/06/28	--	42,000,000.00	42,000,000.00	04/06/24
7A3	30299557				Actual/360	4.505%	0.00	0.00	0.00	N/A	03/06/28	--	5,000,000.00	5,000,000.00	04/06/24
8	30314482	RT	New York	NY	Actual/360	3.387%	45,208.33	0.00	0.00	N/A	10/06/27	--	15,500,000.00	15,500,000.00	08/06/26
8A	30314518				Actual/360	3.387%	45,208.33	0.00	0.00	N/A	10/06/27	--	15,500,000.00	15,500,000.00	08/06/26
9	30314484	MU	Monterey Park	CA	Actual/360	4.845%	166,883.33	0.00	0.00	N/A	04/01/28	--	40,000,000.00	40,000,000.00	08/01/26
10	30314486	OF	Redwood City	CA	Actual/360	4.288%	141,420.62	0.00	0.00	N/A	02/06/28	--	38,300,000.00	38,300,000.00	08/06/26
11	30314487	IN	San Antonio	TX	Actual/360	4.730%	122,766.91	54,183.54	0.00	N/A	11/06/27	--	30,141,231.43	30,087,047.89	08/06/26
12	30299721	LO	San Diego	CA	Actual/360	5.100%	138,337.50	0.00	0.00	N/A	04/06/28	--	31,500,000.00	31,500,000.00	08/06/26
13	30314488	RT	Whitehall	PA	Actual/360	4.056%	72,303.81	47,858.54	0.00	N/A	11/01/27	--	20,701,606.50	20,653,747.96	08/01/26
13A2C2	30314489				Actual/360	4.056%	14,460.77	9,571.69	0.00	N/A	11/01/27	--	4,140,322.54	4,130,750.85	08/01/26
14	30314490	RT	Sherman Oaks	CA	Actual/360	4.639%	89,481.16	0.00	0.00	N/A	01/06/28	--	22,400,000.00	22,400,000.00	08/06/26
15	30314491	98	New York	NY	Actual/360	4.438%	82,837.53	0.00	0.00	N/A	10/06/27	--	21,675,000.00	21,675,000.00	08/06/26
16	30314492	MU	San Francisco	CA	Actual/360	4.997%	0.00	0.00	0.00	N/A	04/06/28	--	21,200,000.00	21,200,000.00	11/06/22
17	30314493	RT	Palatine	IL	Actual/360	4.836%	84,608.84	0.00	0.00	N/A	12/06/27	--	20,317,500.00	20,317,500.00	08/06/26
18	30314494	MU	Miramar	FL	Actual/360	4.497%	62,859.92	24,512.55	0.00	N/A	12/06/27	--	16,232,736.02	16,208,223.47	08/06/26
19	30314495	RT	Columbus	OH	Actual/360	4.930%	59,857.16	27,417.41	0.00	N/A	05/06/28	--	14,099,704.01	14,072,286.60	08/06/26
20	30314496	MU	Brooklyn	NY	Actual/360	4.800%	59,106.67	0.00	0.00	N/A	04/06/28	--	14,300,000.00	14,300,000.00	08/06/26
21	30314497	MU	Minneapolis	MN	Actual/360	4.290%	52,457.17	0.00	0.00	N/A	04/06/28	--	14,200,000.00	14,200,000.00	08/06/26
22	30314498	OF	Brooklyn	NY	Actual/360	4.930%	55,698.04	0.00	0.00	N/A	04/06/28	--	13,120,000.00	13,120,000.00	08/06/26
23	30314499	MU	Vernon Hills	IL	Actual/360	4.720%	52,837.78	0.00	0.00	N/A	04/06/28	--	13,000,000.00	13,000,000.00	07/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	30314500	OF	Las Vegas	NV	Actual/360	4.901%	51,130.75	16,810.05	0.00	N/A	01/06/28	--	12,115,414.81	12,098,604.76	08/06/26
25	30314501	LO	North Charleston	SC	Actual/360	5.320%	49,661.88	19,906.53	0.00	N/A	04/06/28	--	10,840,574.90	10,820,668.37	08/06/26
26	30314502	OF	Atlanta	GA	Actual/360	5.318%	43,472.90	16,342.57	0.00	N/A	02/06/28	--	9,493,166.24	9,476,823.67	08/06/26
27	30314503	RT	Westland	MI	Actual/360	5.120%	40,800.48	14,161.64	0.00	N/A	03/06/28	--	9,254,140.99	9,239,979.35	08/06/26
28	30299858	LO	Miami Beach	FL	Actual/360	4.586%	39,490.56	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	08/06/26
29	30314505	LO	Miami Beach	FL	Actual/360	4.616%	39,748.89	0.00	0.00	N/A	01/06/28	--	10,000,000.00	10,000,000.00	08/06/26
30	30314506	Various Various		Various	Actual/360	4.554%	37,058.18	0.00	0.00	N/A	09/06/27	--	9,450,000.00	9,450,000.00	08/06/26
31	30314507	RT	Apple Valley	MN	Actual/360	4.550%	29,829.82	16,549.29	0.00	N/A	09/06/27	--	7,613,425.46	7,596,876.17	08/06/26
32	30314508	RT	Amherst	NY	Actual/360	4.697%	30,342.12	13,726.77	0.00	N/A	09/06/27	--	7,501,812.42	7,488,085.65	04/06/26
33	30314509	RT	Louisville	KY	Actual/360	5.368%	34,987.89	10,893.97	0.00	N/A	04/06/28	--	7,569,131.79	7,558,237.82	08/06/26
34	30314510	OF	Buffalo	NY	Actual/360	4.872%	29,489.80	13,890.34	0.00	N/A	04/01/28	--	7,029,190.32	7,015,299.98	08/01/26
35	30314511	RT	Gainesville	FL	Actual/360	4.414%	28,412.06	0.00	0.00	N/A	01/06/28	--	7,475,000.00	7,475,000.00	08/06/26
36	30314512	RT	Graham	WA	Actual/360	4.577%	28,259.16	0.00	0.00	N/A	04/01/28	--	7,170,000.00	7,170,000.00	08/01/26
37	30314513	RT	Mesa	AZ	Actual/360	4.940%	21,918.54	10,071.10	0.00	N/A	04/06/28	--	5,152,588.07	5,142,516.97	08/06/26
38	30314514	RT	White Lake	MI	Actual/360	5.020%	20,088.35	8,966.06	0.00	N/A	04/06/28	--	4,647,092.99	4,638,126.93	08/06/26
39	30314515	IN	Tampa	FL	Actual/360	4.521%	16,554.46	7,826.36	0.00	N/A	01/06/28	--	4,252,273.51	4,244,447.15	08/06/26
40	30314516	MF	Kalamazoo	MI	Actual/360	5.054%	16,493.79	7,271.79	0.00	N/A	04/06/28	--	3,789,884.92	3,782,613.13	06/06/26
41	30314517	MU	Cary	NC	Actual/360	4.680%	16,240.90	0.00	0.00	N/A	04/06/28	--	4,030,000.00	4,030,000.00	08/06/26
Totals							6,327,428.27	19,136,965.15	0.00				971,661,796.92	905,841,836.72
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,204,803.52	4,766,902.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	13,204,803.52	4,766,902.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,464,794.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	6,464,794.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(1,318,425.28)	(237,738.43)	01/01/26	03/31/26	02/06/26	33,458,759.92	1,192,910.92	0.00	0.00	0.00	0.00
4	8,207,058.96	2,042,090.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,442,677.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,303,057.15	(387,376.92)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(2,192,688.04)	(2,645,187.00)	04/01/25	03/31/26	08/06/26	36,078,207.07	1,812,667.79	(675.23)	906,832.21	4,915,421.80	5,000,000.00
7A3	(2,192,688.04)	(2,645,187.00)	04/01/25	03/31/26	08/06/26	4,295,024.65	215,793.82	(80.38)	107,956.18	0.00	0.00
8	705,556.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	705,556.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,546,476.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,998,998.67	(1,896,679.59)	07/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,467,242.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,355,715.97	3,831,563.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	22,296,577.44	5,261,694.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2C2	22,296,577.44	5,261,694.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,563,320.62	422,907.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,297,711.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	777,851.18	867,375.54	01/01/26	06/30/26	07/06/26	16,299,989.80	1,855,342.35	(263.06)	2,974,639.44	0.00	2,004,512.05
17	1,801,320.00	1,801,478.65	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	475,773.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,067,500.17	2,166,071.58	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	307,458.66	59,821.40	01/01/26	03/31/26	05/06/26	6,166,689.41	0.00	0.00	0.00	0.00	0.00
21	1,388,318.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,151,044.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	52,781.81	52,781.81	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	1,566,425.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	186,216.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,275,052.99	272,158.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,088,982.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,325,448.34	1,095,129.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	947,289.30	952,660.92	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	862,387.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	513,910.39	0.00	--	--	--	0.00	0.00	43,975.80	176,148.08	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	916,882.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	586,734.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	748,182.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	573,284.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	296,702.14	0.00	--	--	--	0.00	0.00	23,718.55	47,499.02	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	141,678,688.54	25,756,283.31				96,298,670.85	5,076,714.88	119,457.49	4,265,856.74	4,915,421.80	7,004,512.05

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
3	30314478	18,817,004.95	DPO	0.00	0.00
Totals		18,817,004.95		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	1	3,782,613.13	0	0.00	4	75,688,085.65	6	103,120,668.37	1	0.00	0	0.00	0	0.00	1	18,817,004.95	4.517942%	4.502632%	17
07/10/26	0	0.00	1	7,501,812.42	4	133,700,000.00	6	103,140,574.90	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.554958%	4.539999%	18
06/12/26	1	7,516,460.63	0	0.00	4	133,700,000.00	6	103,161,988.49	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.555023%	4.539772%	19
05/12/26	0	0.00	0	0.00	4	133,700,000.00	6	103,181,706.59	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.555082%	4.539830%	20
04/10/26	0	0.00	0	0.00	4	133,700,000.00	5	88,902,938.64	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.555146%	4.539893%	21
03/12/26	0	0.00	0	0.00	4	133,700,000.00	5	88,922,470.00	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.555204%	4.539951%	22
02/12/26	0	0.00	1	14,300,000.00	4	133,700,000.00	5	88,946,743.22	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.555280%	4.540025%	23
01/12/26	1	14,300,000.00	0	0.00	4	133,700,000.00	5	88,966,074.82	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.555337%	4.540081%	24
12/12/25	1	9,612,424.10	0	0.00	4	133,700,000.00	5	88,985,318.27	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.555394%	4.540137%	25
11/13/25	0	0.00	0	0.00	5	143,150,000.00	5	89,006,093.00	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.544680%	4.529422%	26
10/10/25	0	0.00	0	0.00	5	143,150,000.00	5	89,025,153.95	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.544740%	4.529481%	27
09/12/25	0	0.00	1	9,450,000.00	4	133,700,000.00	5	89,045,752.86	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.544805%	4.529546%	28
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
7	30299555	04/06/24	27	6	(675.23)	906,832.21	6,288,934.21		42,000,000.00	06/08/23	7		09/20/23
7A3	30299557	04/06/24	27	6	(80.38)	107,956.18	0.00		5,000,000.00	06/08/23	7		09/20/23
16	30314492	11/06/22	44	6	(263.06)	2,974,639.44	0.00		21,200,000.00	07/07/20	13
23	30314499	07/06/26	0	A	52,781.81	52,781.81	0.00		13,000,000.00
32	30314508	04/06/26	3	3	43,975.80	176,148.08	3,500.00		7,544,611.11
40	30314516	06/06/26	1	1	23,718.55	47,499.02	0.00		3,797,656.04
Totals					119,457.49	4,265,856.74	6,292,434.21		92,542,267.15
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		128,000,000	128,000,000	0		0
13 - 24 Months		713,391,837	577,800,470	32,470,699		103,120,668
25 - 36 Months		0	0	0		0
37 - 48 Months		64,450,000	64,450,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	905,841,837	812,071,138	3,782,613	0	28,688,086	61,300,000
Jul-26	971,661,797	816,159,985	0	7,501,812	21,200,000	126,800,000
Jun-26	972,003,537	816,487,076	7,516,461	0	21,200,000	126,800,000
May-26	972,320,809	824,320,809	0	0	21,200,000	126,800,000
Apr-26	972,659,957	838,959,957	0	0	21,200,000	112,500,000
Mar-26	972,974,562	839,274,562	0	0	21,200,000	112,500,000
Feb-26	973,357,660	825,357,660	0	14,300,000	21,200,000	112,500,000
Jan-26	973,669,428	825,669,428	14,300,000	0	21,200,000	112,500,000
Dec-25	973,979,930	830,667,506	9,612,424	0	21,200,000	112,500,000
Nov-25	974,312,553	831,162,553	0	0	30,650,000	112,500,000
Oct-25	974,620,443	831,470,443	0	0	30,650,000	112,500,000
Sep-25	974,950,548	831,800,548	0	9,450,000	21,200,000	112,500,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30314478	0.00	-	44,200,000.00	12/23/25	(287,221.43)	(0.34000)	03/31/26	02/06/28	(100)
7	30299555	42,000,000.00	42,000,000.00	28,950,000.00	06/09/26	(3,005,911.00)	(0.85000)	03/31/26	03/06/28	(100)
7A3	30299557	5,000,000.00	5,000,000.00	28,950,000.00	06/09/26	(3,005,911.00)	(0.85000)	03/31/26	03/06/28	(100)
16	30314492	21,200,000.00	21,200,000.00	13,000,000.00	05/13/26	803,980.54	0.75000	06/30/26	04/06/28	(100)
20	30314496	14,300,000.00	14,300,000.00	7,800,000.00	02/19/26	41,937.90	0.24000	03/31/26	04/06/28	(100)
30	30314506	9,450,000.00	9,450,000.00	17,050,000.00	07/19/17	947,654.92	2.17000	03/31/26	09/06/27	(100)
Totals		91,950,000.00	91,950,000.00	139,950,000.00		(4,505,470.07)

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30314478	MU	NY	05/03/23	7

7/28/2026 - Asset was foreclosed on 6/27/24 and the Trust was the winning bidder. Special Servicer has engaged JLL as the listing broker they were marketing this asset for sale. The property is currently under contract to be sold by 7/13/2026 as the Buye r finalizes financing. The sale of the property closed on 7/13/2026. Collateral is a mixed use (retail, office) building located in South Brooklyn, NY. Loan transferred to SS 5/3/23 for imminent monetary default after Borrower indicated

	its unwillingness to continue funding losses as declining occupancy and reduced rents led to cash flow shortfalls.

7	30299555	OF	NY	06/08/23	7

7/28/2026 Loan transferred to special servicing on 6/8/2023 for payment default. The Special Servicer continues to move forward with the Foreclosure process in New York. Summary Judgement was granted on 8/28/2025 and as of 3/19/2026 the court awarded the Lender a judgment of foreclosure and sale. A foreclosure sale was held on 7/14/2026 and the Trust was the winning bidder. Trigild will perform the management duties and JLL has been retained as the leasing agent. A new tenant (Coalition) has executed a l ease for 33,308/sf on a percentage rent structure and will look to start occupying the property with co-working tenants beginning in August of 2026. The subject property is located in the Garment District, a well-established and stable area in Manhattan. The largest tenant (WeWork, 133,208/sf) stopped paying rent in early 2023 and has since filed for Chapter 11 bankruptcy. The WeWork lease was rejected out of Bankruptcy court. The property

	contains 143,479 square feet of leas-able space.

7A3	30299557	Various	Various	06/08/23	7

7/28/2026 Loan transferred to special servicing on 6/8/2023 for payment default. The Special Servicer continues to move forward with the Foreclosure process in New York. Summary Judgement was granted on 8/28/2025 and as of 3/19/2026 the court awarded the Lender a judgment of foreclosure and sale. A foreclosure sale was held on 7/14/2026 and the Trust was the winning bidder. Trigild will perform the management duties and JLL has been retained as the leasing agent. A new tenant (Coalition) has executed a l ease for 33,308/sf on a percentage rent structure and will look to start occupying the property with co-working tenants beginning in August of 2026. The subject property is located in the Garment District, a well-established and stable area in Manhattan. The largest tenant (WeWork, 133,208/sf) stopped paying rent in early 2023 and has since filed for Chapter 11 bankruptcy. The WeWork lease was rejected out of Bankruptcy court. The property

	contains 143,479 square feet of leas-able space.

16	30314492	MU	CA	07/07/20	13

08/05/26: Loan transferred to Special Servicing on 07/07/20 due to payment default. The collateral consists of the Fee Simple interest in 644-660 Broadway, a two building 49,901 sf mixed use building(s) with retail, office, and nine rent controlled multif amily units in San Francisco, CA. The property was built in 1963/1985 and sits on a 0.33-acre lot with no on-site parking available. The properties'' largest tenant, China Live Restaurant, stopped paying rent during the Covid pandemic and has only paid re nt sporadically since. A receiver was appointed on 03/21/24 with the ability to sell the asset. Litigation against China Live concluded recently resulting in a ruling issued in July 2025 awarding the Receiver damages for the breach of lease owed by China Live. SS is in discussions with Boxcar regarding a lease extension. SS is also in negotiations with China Live regarding a potential settlement/lease extension. Proposal has been received and is under review.

20	30314496	MU	NY	12/23/25	2
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

30	30314506	Various	Various	09/10/25	9

7/31/26: Built in 2011, the first subject property is a 14,820 SF retail, single tenant, two-story commercial building located in Paterson, NJ 07502. The second property is a 10,212 SF healthcare building, built in 2017, and located in Chili, NY. The loan transferred into MLS Special Servicing 9/10/2025 due to payment default. Next payment due 8/6/26. Counsel is engaged. Borrower has executed the Amd. to Cash Management and CMA is fully functioning. 2026 Budget received and

	approved. Currently working wit h Borrower to assess terms necessary to reinstate and address defaults. Lender anticipates a reinstatement and return to master servicing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	30314477	40,000,000.00	4.84000%	40,000,000.00	4.84000%	8	04/30/20	05/06/20	05/14/20
2	30314477	40,000,000.00	4.84000%	40,000,000.00	4.84000%	8	07/29/20	07/06/20	08/05/20
2	30314477	0.00	4.84000%	0.00	4.84000%	8	05/11/21	04/15/21	05/11/21
2A	30314504	38,000,000.00	4.84000%	38,000,000.00	4.84000%	8	07/29/20	07/06/20	08/05/20
2A	30314504	0.00	4.84000%	0.00	4.84000%	8	05/11/21	04/01/21	05/11/21
5	30314481	63,000,000.00	4.63350%	63,000,000.00	4.63350%	10	12/03/20	05/06/20	12/14/20
6	30312998	50,000,000.00	4.74000%	50,000,000.00	4.74000%	8	04/29/20	05/06/20	05/14/20
6	30312998	50,000,000.00	4.74000%	50,000,000.00	4.74000%	8	07/29/20	07/06/20	08/05/20
6	30312998	0.00	4.74000%	0.00	4.74000%	8	05/06/21	04/01/21	05/06/21
8	30314482	0.00	4.11200%	0.00	2.00000%	8	01/12/24	01/12/24	04/02/24
8A	30314518	0.00	4.11200%	0.00	2.00000%	8	01/12/24	01/12/24	04/02/24
9	30314484	0.00	4.84500%	0.00	4.84500%	10	08/13/21	10/01/20	09/13/21
12	30299721	31,500,000.00	5.10000%	31,500,000.00	5.10000%	8	10/02/20	08/06/20	10/07/20
12	30299721	0.00	5.10000%	0.00	5.10000%	8	03/09/23	02/22/23	03/09/23
16	30314492	0.00	4.99700%	0.00	4.99700%	8	05/06/22	06/06/20	07/11/22
28	30299858	10,000,000.00	4.58600%	10,000,000.00	4.58600%	8	07/10/20	07/10/20	07/16/20
29	30314505	10,000,000.00	4.61600%	10,000,000.00	4.61600%	8	05/14/20	05/06/20	05/19/20
29	30314505	10,000,000.00	4.61600%	10,000,000.00	4.61600%	8	07/06/20	10/19/20	10/27/20
29	30314505	0.00	4.61600%	0.00	4.61600%	8	03/22/21	03/08/21	03/22/21
Totals		242,500,000.00		242,500,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	30314478 08/12/26	65,500,000.00	44,200,000.00	30,207,387.45	11,390,382.50	30,207,387.45	18,817,004.95	46,682,995.05	0.00	0.00	46,682,995.05	71.27%
Current Period Totals		65,500,000.00	44,200,000.00	30,207,387.45	11,390,382.50	30,207,387.45	18,817,004.95	46,682,995.05	0.00	0.00	46,682,995.05
Cumulative Totals		65,500,000.00	44,200,000.00	30,207,387.45	11,390,382.50	30,207,387.45	18,817,004.95	46,682,995.05	0.00	0.00	46,682,995.05

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	30314478	08/12/26	0.00	0.00	46,682,995.05	0.00	0.00	46,682,995.05	0.00	0.00	46,682,995.05
Current Period Totals			0.00	0.00	46,682,995.05	0.00	0.00	46,682,995.05	0.00		46,682,995.05
Cumulative Totals			0.00	0.00	46,682,995.05	0.00	0.00	46,682,995.05	0.00	0.00	46,682,995.05

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	(3,075,541.58)	0.00	(556,749.85)	0.00	0.00	0.00	0.00	285,736.47	(9,143.79)	0.00	0.00	0.00
7	0.00	0.00	9,041.67	0.00	0.00	0.00	0.00	162,930.83	0.00	0.00	0.00	0.00
7A3	0.00	0.00	1,076.39	0.00	0.00	0.00	0.00	19,396.53	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9,675.44
8A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9,675.44
16	0.00	0.00	4,563.89	0.00	0.00	0.00	0.00	91,223.01	0.00	0.00	0.00	0.00
20	0.00	0.00	3,078.47	0.00	0.00	(24,641.06)	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	94.08	0.00	0.00	0.00
30	0.00	0.00	2,034.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	319.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	(3,075,541.58)	0.00	(536,955.05)	0.00	319.90	(24,641.06)	0.00	559,286.84	(9,049.71)	0.00	0.00	19,350.88
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(3,067,229.77)

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Supplemental Notes
None

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